Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE
We are providing the following information pursuant to the SEC pay versus performance disclosure requirements set forth in Item 402(v) of SEC Regulation
S-K
(the “Pay Versus Performance Rule”), which requires disclosure of certain information about the relationships between our performance and the compensation of our named executive officers. The following table reports, for the five most-recent fiscal years, the compensation of our Chief Executive Officer and the average compensation of our other non-CEO
named executive officers
(“Non-CEO
Named Executive Officers”), as well as the “Compensation Actually Paid” as calculated in accordance with the Pay Versus Performance Rule and certain performance measures required by
the rule. The amounts reported as “Compensation Actually Paid” do not reflect the actual amount of compensation earned by or paid to our Chief Executive Officer or our
Non-CEO
Named Executive Officers and differ from the compensation amounts disclosed elsewhere in this proxy statement. For a discussion of our executive compensation program and philosophy, please refer to our “Compensation Discussion and Analysis” section.

	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (1),(3)	Average Summary Compensation Table for Non- CEO Named Executive Officers (2)	Average Compensation Actually Paid to Non-CEO Named Executive Officers (2),(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ Millions)	Non-GAAP Net Income ($ Millions) (6)
Year					Total Shareholder Return (4)	Peer Group Total Shareholder Return (5)

2024	$30,996,392	$(18,654,655)	$11,034,051	$(2,056,835)	$271	$537	$1,641	$5,420

2023	$30,348,281	$189,834,854	$18,168,335	$33,308,296	$319	$282	$854	$4,302

2022	$30,219,921	$(160,142,075)	$13,263,125	$(13,362,342)	$140	$134	$1,320	$5,504

2021	$29,498,107	$188,407,046	$7,679,357	$33,054,719	$317	$214	$3,162	$3,435

2020	$27,141,878	$178,372,124	$8,028,525	$33,064,548	$199	$140	$2,490	$1,575

(1)	Amounts reported are for Lisa Su, who served as our Chief Executive Officer during each of the applicable fiscal years.
(2)	Our non-CEO named executive officers (our “Non-CEO Named Executive Officers”) were:

2024	2023	2022	2021	2020

Jean Hu	Jean Hu	Devinder Kumar	Devinder Kumar	Devinder Kumar

Mark Papermaster	Devinder Kumar (retired in April 2023)	Darren Grasby	Rick Bergman	Rick Bergman

Forrest Norrod	Philip Guido	Mark Papermaster	Darren Grasby	Darren Grasby

Ava Hahn	Forrest Norrod	Victor Peng	Mark Papermaster	Mark Papermaster

Victor Peng (retired in August 2024)	Victor Peng

(3)
Amounts in these columns show the “Compensation Actually Paid”, as calculated in accordance with the methodology prescribed by the SEC under the Pay Versus Performance Rule. The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our
Non-CEO
Named Executive Officers for fiscal year 2024.

Adjustments to Reported Summary Compensation Table Total for CEO and Non-CEO Named Executive Officers	2024
	CEO	Non-CEO Named Executive Officers (Average)
Summary Compensation Table Total	$30,996,392	$11,034,051
Subtract the amounts reported for fiscal 2024 under the Stock Awards and Option Awards columns in the Summary Compensation Table	$(27,933,794)	$(9,397,910)
Add year-end fair value of equity awards granted during fiscal year 2024	$21,227,810	$5,488,298

Add (subtract) year-over-year change in fair value of equity awards granted prior to fiscal 2024 that are unvested as of year-end	$(34,317,898)	$(6,509,492)
Add, for equity awards that are granted and vest in the same year, the fair value of the vesting date		$183,926
Add (subtract) year-over-year change in fair value of equity awards granted prior to fiscal 2024 that vested during fiscal 2024 (from prior year-end to vesting date)	$(8,627,165)	$(439,299)
Subtract fair value of any awards outstanding as of end of fiscal 2023 that were forfeited during fiscal 2024		$(2,483,009)
Increase based on Incremental Fair Value of Options/SARs Modified during fiscal 2024		$66,600
Total Adjustments	$(49,651,047)	$(13,090,886)
Compensation Actually Paid	$(18,654,655)	$(2,056,835)

For purposes of the foregoing adjustments, the value of equity awards was determined as follows: (i) for RSUs, the closing price of our common stock on the fiscal year-end
date, or, in the case of vesting RSUs, the closing price of our common stock on the applicable vesting date; (ii) for stock options, a Black Scholes value as of year-end
or the vesting date(s), as applicable, determined based on the same methodology as used to determine grant date fair value but using the closing share price on the applicable revaluation date, and the market price volatility, expected remaining life and risk free rates, each as re-measured
as of the applicable revaluation date, and where applicable, taking into account the incremental fair value, calculated in accordance with ASC Topic 718, of any material modifications that occurred during the fiscal year, and (iii) for unvested PRSUs as of fiscal year-end,
the estimate of the most probable aggregate compensation cost to be recognized over the requisite service period determined as of fiscal year-end
under ASC Topic 718, calculated using a Monte-Carlo simulation model and based upon a discounted cash flow analysis of the probability-weighted payoffs of a share-based payment assuming a variety of possible stock price paths and for the annual 2023 and 2024 PRSUs, an estimate of the probability for achievement of the applicable non-GAAP
EPS growth rate milestones (see footnotes to Outstanding Equity Awards at 2024 Fiscal
Year-End
table for more information).

(4)
For purposes of the foregoing adjustments, the value of equity awards was determined as follows: (i) for RSUs, the closing price of our common stock on the fiscal year-end
date, or, in the case of vesting RSUs, the closing price of our common stock on the applicable vesting date; (ii) for stock options, a Black Scholes value as of year-end
or the vesting date(s), as applicable, determined based on the same methodology as used to determine grant date fair value but using the closing share price on the applicable revaluation date, and the market price volatility, expected remaining life and risk free rates, each as re-measured
as of the applicable revaluation date, and where applicable, taking into account the incremental fair value, calculated in accordance with ASC Topic 718, of any material modifications that occurred during the fiscal year, and (iii) for unvested PRSUs as of fiscal year-end,
the estimate of the most probable aggregate compensation cost to be recognized over the requisite service period determined as of fiscal year-end
under ASC Topic 718, calculated using a Monte-Carlo simulation model and based upon a discounted cash flow analysis of the probability-weighted payoffs of a share-based payment assuming a variety of possible stock price paths and for the annual 2023 and 2024 PRSUs, an estimate of the probability for achievement of the applicable non-GAAP
EPS growth rate milestones (see footnotes to Outstanding Equity Awards at 2024 Fiscal
Year-End
table for more information).

(5)
Our peer group is comprised of the component companies of the S&P 500 Index Semiconductor & Semiconductor Equipment Index (the “Peer Index”) for each applicable fiscal year. The total shareholder return for our peer group is calculated, for each fiscal year, as the cumulative total shareholder return of the Peer Index from December 29, 2019 (i.e. the first day of our 2020 fiscal year), through the last day of the applicable fiscal year, assuming that $100 was invested beginning December 29, 2019.

(6)	Reconciliation of GAAP net income to non-GAAP net income (in millions):

	Year Ended
	December 28, 2024	December 30, 2023	December 31, 2022	December 25, 2021	December 26, 2020

GAAP net income	$1,641	$854	$1,320	$3,162	$2,490

Loss on debt redemption/conversion	—	—	—	7	54

Non-cash interest expense related to convertible debt	—	—	—	—	6

(Gains) losses on equity investments, net	2	(1)	62	(56)	—

Stock-based compensation	1,407	1,380	1,012	379	274

Equity income in investee	(33)	(16)	(14)	(6)	(5)

Acquisition-related and other costs*	187	262	521	42	14

Amortization of acquired intangible assets	2,394	2,811	3,548	—	—

Inventory loss at contract manufacturer**	65	—	—	—	—

Restructuring charges***	186	—	—	—	—

Income tax provision	(429)	(988)	(945)	(93)	43

Release of valuation allowance on deferred tax assets	—	—	—	—	(1,301)

Non-GAAP net income	$5,420	$4,302	$5,504	$3,435	$1,575

*
Acquisition-related and other costs primarily comprised of transaction costs, purchase price fair value adjustments for inventory, certain compensation charges, contract termination costs and workforce rebalancing charges.

**	Inventory loss at contract manufacturer is related to an incident at a third-party contract manufacturing facility.
***	Restructuring charges are related to the 2024 Restructuring Plan which comprised of employee severance charges and non-cash asset impairments.

Company Selected Measure Name	Non-GAAP Net Income
Named Executive Officers, Footnote
(2)	Our non-CEO named executive officers (our “Non-CEO Named Executive Officers”) were:

2024	2023	2022	2021	2020

Jean Hu	Jean Hu	Devinder Kumar	Devinder Kumar	Devinder Kumar

Mark Papermaster	Devinder Kumar (retired in April 2023)	Darren Grasby	Rick Bergman	Rick Bergman

Forrest Norrod	Philip Guido	Mark Papermaster	Darren Grasby	Darren Grasby

Ava Hahn	Forrest Norrod	Victor Peng	Mark Papermaster	Mark Papermaster

Victor Peng (retired in August 2024)	Victor Peng

Peer Group Issuers, Footnote	Our peer group is comprised of the component companies of the S&P 500 Index Semiconductor & Semiconductor Equipment Index (the “Peer Index”) for each applicable fiscal year. The total shareholder return for our peer group is calculated, for each fiscal year, as the cumulative total shareholder return of the Peer Index from December 29, 2019 (i.e. the first day of our 2020 fiscal year), through the last day of the applicable fiscal year, assuming that $100 was invested beginning December 29, 2019.
PEO Total Compensation Amount	$ 30,996,392	$ 30,348,281	$ 30,219,921	$ 29,498,107	$ 27,141,878
PEO Actually Paid Compensation Amount	$ (18,654,655)	189,834,854	(160,142,075)	188,407,046	178,372,124
Adjustment To PEO Compensation, Footnote
(3)
Amounts in these columns show the “Compensation Actually Paid”, as calculated in accordance with the methodology prescribed by the SEC under the Pay Versus Performance Rule. The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our
Non-CEO
Named Executive Officers for fiscal year 2024.

Adjustments to Reported Summary Compensation Table Total for CEO and Non-CEO Named Executive Officers	2024
	CEO	Non-CEO Named Executive Officers (Average)
Summary Compensation Table Total	$30,996,392	$11,034,051
Subtract the amounts reported for fiscal 2024 under the Stock Awards and Option Awards columns in the Summary Compensation Table	$(27,933,794)	$(9,397,910)
Add year-end fair value of equity awards granted during fiscal year 2024	$21,227,810	$5,488,298

Add (subtract) year-over-year change in fair value of equity awards granted prior to fiscal 2024 that are unvested as of year-end	$(34,317,898)	$(6,509,492)
Add, for equity awards that are granted and vest in the same year, the fair value of the vesting date		$183,926
Add (subtract) year-over-year change in fair value of equity awards granted prior to fiscal 2024 that vested during fiscal 2024 (from prior year-end to vesting date)	$(8,627,165)	$(439,299)
Subtract fair value of any awards outstanding as of end of fiscal 2023 that were forfeited during fiscal 2024		$(2,483,009)
Increase based on Incremental Fair Value of Options/SARs Modified during fiscal 2024		$66,600
Total Adjustments	$(49,651,047)	$(13,090,886)
Compensation Actually Paid	$(18,654,655)	$(2,056,835)

For purposes of the foregoing adjustments, the value of equity awards was determined as follows: (i) for RSUs, the closing price of our common stock on the fiscal year-end
date, or, in the case of vesting RSUs, the closing price of our common stock on the applicable vesting date; (ii) for stock options, a Black Scholes value as of year-end
or the vesting date(s), as applicable, determined based on the same methodology as used to determine grant date fair value but using the closing share price on the applicable revaluation date, and the market price volatility, expected remaining life and risk free rates, each as re-measured
as of the applicable revaluation date, and where applicable, taking into account the incremental fair value, calculated in accordance with ASC Topic 718, of any material modifications that occurred during the fiscal year, and (iii) for unvested PRSUs as of fiscal year-end,
the estimate of the most probable aggregate compensation cost to be recognized over the requisite service period determined as of fiscal year-end
under ASC Topic 718, calculated using a Monte-Carlo simulation model and based upon a discounted cash flow analysis of the probability-weighted payoffs of a share-based payment assuming a variety of possible stock price paths and for the annual 2023 and 2024 PRSUs, an estimate of the probability for achievement of the applicable non-GAAP
EPS growth rate milestones (see footnotes to Outstanding Equity Awards at 2024 Fiscal
Year-End
table for more information).

Non-PEO NEO Average Total Compensation Amount	$ 11,034,051	18,168,335	13,263,125	7,679,357	8,028,525
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,056,835)	33,308,296	(13,362,342)	33,054,719	33,064,548
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Amounts in these columns show the “Compensation Actually Paid”, as calculated in accordance with the methodology prescribed by the SEC under the Pay Versus Performance Rule. The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our
Non-CEO
Named Executive Officers for fiscal year 2024.

Adjustments to Reported Summary Compensation Table Total for CEO and Non-CEO Named Executive Officers	2024
	CEO	Non-CEO Named Executive Officers (Average)
Summary Compensation Table Total	$30,996,392	$11,034,051
Subtract the amounts reported for fiscal 2024 under the Stock Awards and Option Awards columns in the Summary Compensation Table	$(27,933,794)	$(9,397,910)
Add year-end fair value of equity awards granted during fiscal year 2024	$21,227,810	$5,488,298

Add (subtract) year-over-year change in fair value of equity awards granted prior to fiscal 2024 that are unvested as of year-end	$(34,317,898)	$(6,509,492)
Add, for equity awards that are granted and vest in the same year, the fair value of the vesting date		$183,926
Add (subtract) year-over-year change in fair value of equity awards granted prior to fiscal 2024 that vested during fiscal 2024 (from prior year-end to vesting date)	$(8,627,165)	$(439,299)
Subtract fair value of any awards outstanding as of end of fiscal 2023 that were forfeited during fiscal 2024		$(2,483,009)
Increase based on Incremental Fair Value of Options/SARs Modified during fiscal 2024		$66,600
Total Adjustments	$(49,651,047)	$(13,090,886)
Compensation Actually Paid	$(18,654,655)	$(2,056,835)

For purposes of the foregoing adjustments, the value of equity awards was determined as follows: (i) for RSUs, the closing price of our common stock on the fiscal year-end
date, or, in the case of vesting RSUs, the closing price of our common stock on the applicable vesting date; (ii) for stock options, a Black Scholes value as of year-end
or the vesting date(s), as applicable, determined based on the same methodology as used to determine grant date fair value but using the closing share price on the applicable revaluation date, and the market price volatility, expected remaining life and risk free rates, each as re-measured
as of the applicable revaluation date, and where applicable, taking into account the incremental fair value, calculated in accordance with ASC Topic 718, of any material modifications that occurred during the fiscal year, and (iii) for unvested PRSUs as of fiscal year-end,
the estimate of the most probable aggregate compensation cost to be recognized over the requisite service period determined as of fiscal year-end
under ASC Topic 718, calculated using a Monte-Carlo simulation model and based upon a discounted cash flow analysis of the probability-weighted payoffs of a share-based payment assuming a variety of possible stock price paths and for the annual 2023 and 2024 PRSUs, an estimate of the probability for achievement of the applicable non-GAAP
EPS growth rate milestones (see footnotes to Outstanding Equity Awards at 2024 Fiscal
Year-End
table for more information).

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and our Total Shareholder Return
Our stock price performance is the predominant factor that determines whether the Compensation Actually Paid to our named executive officers is at, above, or below the amounts reported in our summary compensation tables. The Compensation Actually Paid directly correlates with our total shareholder return (“TSR”) since most of our executive compensation is delivered through long-term equity awards in the form of PRSUs, RSUs, and stock options which vary in value with changes to our stock price. The chart below compares the Compensation Actually Paid during the 2024, 2023, 2022, 2021 and 2020 fiscal years to our cumulative TSR since December 29, 2019 (the last day of our 2019 fiscal year), measured as of the last day of each of those fiscal years.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and our Net Income (GAAP and
Non-GAAP)
GAAP and
non-GAAP
net income are key measures of our overall profitability and can contribute to changes in our stock price, which in turn primarily drives Compensation Actually Paid. We do not use GAAP net income as a financial measure in our executive compensation program, but we use non-GAAP
net income which is derived from our GAAP net income.
Non-GAAP
net income is the primary performance factor for determining cash bonuses under our EIP for each of the covered fiscal years and the growth of our non-GAAP
earnings per share, which is derived from our
non-GAAP
net income, is also a performance measure used to determine the payouts under the annual PRSU awards granted in each of the covered fiscal years. The chart below compares the Compensation Actually Paid during the 2024, 2023, 2022, 2021 and 2020 fiscal years to our GAAP net income and non-GAAP
net income for each of those fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and our Net Income (GAAP and
Non-GAAP)
GAAP and
non-GAAP
net income are key measures of our overall profitability and can contribute to changes in our stock price, which in turn primarily drives Compensation Actually Paid. We do not use GAAP net income as a financial measure in our executive compensation program, but we use non-GAAP
net income which is derived from our GAAP net income.
Non-GAAP
net income is the primary performance factor for determining cash bonuses under our EIP for each of the covered fiscal years and the growth of our non-GAAP
earnings per share, which is derived from our
non-GAAP
net income, is also a performance measure used to determine the payouts under the annual PRSU awards granted in each of the covered fiscal years. The chart below compares the Compensation Actually Paid during the 2024, 2023, 2022, 2021 and 2020 fiscal years to our GAAP net income and non-GAAP
net income for each of those fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and our Total Shareholder Return
Our stock price performance is the predominant factor that determines whether the Compensation Actually Paid to our named executive officers is at, above, or below the amounts reported in our summary compensation tables. The Compensation Actually Paid directly correlates with our total shareholder return (“TSR”) since most of our executive compensation is delivered through long-term equity awards in the form of PRSUs, RSUs, and stock options which vary in value with changes to our stock price. The chart below compares the Compensation Actually Paid during the 2024, 2023, 2022, 2021 and 2020 fiscal years to our cumulative TSR since December 29, 2019 (the last day of our 2019 fiscal year), measured as of the last day of each of those fiscal years.

Tabular List, Table
Other Relevant Financial Performance Measures
For fiscal 2024, the following other financial performance measures represented the most important financial performance measures used by us to link the compensation actually paid to our Named Executive Officers to our financial performance:

Financial Performance Measures
Revenue
1-Year Total Shareholder Return
Non-GAAP EPS
Free Cash Flow
Non-GAAP Net Income
For a discussion of how these other financial performance measures impacted the compensation actually paid to our Named Executive Officers during fiscal 2024, please see the “Compensation Discussion and Analysis” beginning on page 43.

Total Shareholder Return Amount	$ 271	319	140	317	199
Peer Group Total Shareholder Return Amount	537	282	134	214	140
Net Income (Loss)	$ 1,641,000,000	$ 854,000,000	$ 1,320,000,000	$ 3,162,000,000	$ 2,490,000,000
Company Selected Measure Amount	5,420,000,000	4,302,000,000	5,504,000,000	3,435,000,000	1,575,000,000
PEO Name	Lisa Su
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	1-Year Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP EPS
Non-GAAP Measure Description
(6)	Reconciliation of GAAP net income to non-GAAP net income (in millions):

	Year Ended
	December 28, 2024	December 30, 2023	December 31, 2022	December 25, 2021	December 26, 2020

GAAP net income	$1,641	$854	$1,320	$3,162	$2,490

Loss on debt redemption/conversion	—	—	—	7	54

Non-cash interest expense related to convertible debt	—	—	—	—	6

(Gains) losses on equity investments, net	2	(1)	62	(56)	—

Stock-based compensation	1,407	1,380	1,012	379	274

Equity income in investee	(33)	(16)	(14)	(6)	(5)

Acquisition-related and other costs*	187	262	521	42	14

Amortization of acquired intangible assets	2,394	2,811	3,548	—	—

Inventory loss at contract manufacturer**	65	—	—	—	—

Restructuring charges***	186	—	—	—	—

Income tax provision	(429)	(988)	(945)	(93)	43

Release of valuation allowance on deferred tax assets	—	—	—	—	(1,301)

Non-GAAP net income	$5,420	$4,302	$5,504	$3,435	$1,575

*
Acquisition-related and other costs primarily comprised of transaction costs, purchase price fair value adjustments for inventory, certain compensation charges, contract termination costs and workforce rebalancing charges.

**	Inventory loss at contract manufacturer is related to an incident at a third-party contract manufacturing facility.
***	Restructuring charges are related to the 2024 Restructuring Plan which comprised of employee severance charges and non-cash asset impairments.

Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Non-GAAP Net Income
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (49,651,047)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,933,794)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,227,810
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,317,898)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,627,165)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,090,886)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,397,910)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,488,298
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,509,492)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	183,926
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(439,299)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,600
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,483,009)